Investment Risks	Jul. 31, 2025
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | General Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk. None of the Underlying Funds are or will be affiliated with the Fund or the Adviser. Therefore, investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and the Fund’s Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose. The risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by underlying funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of underlying funds to achieve their respective investment objectives. The Fund bears Underlying Fund fees and expenses indirectly.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Closed End Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Business Development Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Business Development Companies Risk. Business Development Companies (“BDC’s”) are a specialized form of closed-end fund that invest generally in small developing companies and financially troubled businesses. BDC’s invest in private companies and thinly traded securities of public companies, including debt instruments. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make fully informed investment decisions. Many debt investments in which a BDC may invest will not be rated by a credit rating agency and will be below investment grade quality. Risks faced by BDC’s include: competition for limited BDC investment opportunities; the liquidity of a BDC’s private investments; uncertainty as to the value of a BDC’s private investments; risks associated with access to capital and leverage; and reliance on the management of a BDC. A Fund’s investments in BDC’s are similar and include portfolio company risk, leverage risk, market and valuation risk, price volatility risk and liquidity risk.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Exchange Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Risk. ETFs are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in ETFs involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of ETFs may trade at a market discount.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Debt Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Junk Bonds Or High Yield High Risk Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Small Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Company Risk. The Fund’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Growth Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Style Risk. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Growth Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your investment in the Fund.
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Short Term Bond Fund | General Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Short Term Bond Fund | Debt Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Short Term Bond Fund | Junk Bonds Or High Yield High Risk Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Short Term Bond Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Short Term Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your investment in the Fund.
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | General Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Any investment in an open- end investment company involves the risk that the value of shares of the investment company will go up and down in response to changes in the value of its portfolio holdings. In addition, the Fund will indirectly bear the fees and expenses of the underlying investment company.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk. None of the Underlying Funds are or will be affiliated with the Fund or the Adviser. Therefore, investment decisions by the investment advisers of the Underlying Funds are made independently of the Fund and the Fund’s Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose. The risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by underlying funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of underlying funds to achieve their respective investment objectives. The Fund bears Underlying Fund fees and expenses indirectly.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Closed End Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Funds will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Exchange Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Risk. ETFs and index funds are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in ETFs involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of ETFs may trade at a market discount.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Debt Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Investment Grade Securities Risk. Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) (“junk bonds”) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. The Fund investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Small Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Company Risk. The Fund’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Leveraging may exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. Money borrowed will be subject to interest and other costs, which may not be recovered by appreciation of the securities purchased.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Real Estate Investment Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trust Risk. Investments in real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein expose the Fund to risks similar to investing directly in real estate and the value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Privately Placed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Privately Placed Securities Risk. Investments in privately placed securities involve a high degree of risk. The issuers of privately placed securities are not typically subject to the same regulatory requirements and oversight to which public issuers are subject, and there may be very little public information available about the issuers and their performance. In addition, because the Fund’s ability to sell these securities may be significantly restricted, they may be deemed illiquid and it may be more difficult for the Fund to sell them at an advantageous price and time. Because there is generally no ready public market for these securities, they may also be difficult to value and the Fund may need to determine a fair value for these holdings under policies approved by the Trust’s Board of Trustees (the “Board”).

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Credit Liquidity And Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Liquidity and Volatility Risk. The markets for credit instruments have experienced periods of extreme illiquidity and volatility. General market uncertainty and consequent repricing risk have, in the past, led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in a variety of debt securities and significant and rapid value declines in certain instances. Under those kinds of conditions, valuation of some of the Funds’ fixed income securities could be uncertain and/or result in sudden and significant value declines in its holdings. In addition, future illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your investment in the Fund.
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund
Prospectus [Line Items]
Risk [Text Block]	The Fund’s main risks are listed below in alphabetical order, not in order of importance.
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund | General Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund | Debt Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Security Risk. The value of the debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer-term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income Risk. There is a chance that the Fund’s income will decline because of falling interest rates. Interest risk is generally high for short-term bond funds, so investors should expect the Fund’s monthly income to fluctuate.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. There is a risk that bond prices will decline due to rising interest rates. Interest rate risk is expected to be low because the Fund invests primarily in short-term bonds whose prices are less sensitive to interest rate changes than are the prices of longer-term bonds.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Manager Risk. There is a risk that poor security section will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is new and has limited performance history for investors to review.
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund | Treasury S T R I P S Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Treasury STRIPS Risk. Treasury STRIPS are fixed income securities that are sold at a significant discount to face value and offer no interest payments because they mature at par. These securities are more sensitive to changes in interest rates than coupon-bearing securities with the same maturity date. We expect the Fund will be required to distribute income dividends to shareholders, however, because Treasury STRIPS do not pay interest and are purchased at an “original issue discount,” the Fund does not receive cash interest payments on the STRIPS in which it invests. As a result, the Fund may need to liquidate assets, at potentially inopportune times, to satisfy its income dividend distribution requirements.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund | Zero Coupon U S Treasury Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Zero-Coupon U.S. Treasury Bond Risk. Zero-coupon U.S. Treasury bonds often rise dramatically in price when stock prices fall. Zero-Coupon U.S. Treasury bonds can move up significantly when the Fed cuts rates aggressively and can easily fall significantly if the Fed raises interest rates. Because of their sensitivity to interest rates, Zero-Coupon U.S. Treasury bonds have incredibly high Interest Rate Risk.

Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your investment in the Fund.
Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund | General Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund | Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund | Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund | Small Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Company Risk. Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

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Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund | Growth Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investment Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the Portfolio Manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.
Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your investment in the Fund.